Commitments and Contingencies (Details) - $ / shares	1 Months Ended	9 Months Ended
	Feb. 04, 2021	Mar. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Warrants issued		500,000
Purchase warrants of common stock		500,000
CEO Sean Folkson [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase warrants of common stock	1,000,000
Warrant exercise price (in Dollars per share)	$ 50
Descriptions of debt incentive agreement	the Company records its first quarter with revenues over $1,000,000, an additional 3,000,000 warrants with a $.50 strike price when the Company records its first quarter with revenues over $3,000,000, and an additional 3,000,000 warrants with a $1 strike price when the Company records its first quarter with revenues over $5,000,000. Folkson will also be awarded warrants with a strike price of $.50 should the Company exceed $500,000 in non-traditional retail channel revenue during the Term of the Agreement, and should the company enter into a product development or distribution partnership with a multi-national food & beverage conglomerate during his Agreement. As of March 31, 2021, those conditions were not met and therefore nothing was accrued related to this arrangement.
Advisory Agreement Two [Member]
Commitments and Contingencies (Details) [Line Items]
Vested shares		450,000
Remaining vested shares		50,000